Schedule of Stock-based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 569,861	$ 433,431	$ 1,467,461	$ 782,546	$ 2,314,682	$ 1,295,423
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	149,814	303,461	518,039	514,404	964,926	635,824
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 420,047	$ 129,970	$ 949,422	$ 268,142	$ 1,349,756	$ 659,599